Offsets	Aug. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-283019
Initial Filing Date	Nov. 06, 2024
Fee Offset Claimed	$ 20,003.66
Explanation for Claimed Amount	20,003.66
Offset Note
Rule 457(b)
The Registrant previously paid $21,347.37 with the respect to all securities included herein based on a maximum aggregate offering price of $139,433,933.54 in connection with its filing of the Registration Statement on Form S-4 (File No.
333-283019
) (of which this exhibit is a part) on November 6, 2024 in connection with the Business Combination. In accordance with Rule 457(b) under the Securities Act, the Registrant is using $20,003.66 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	DENALI CAPITAL ACQUISITION CORP.
Form or Filing Type	S-4
File Number	333-283019
Filing Date	Nov. 06, 2024
Fee Paid with Fee Offset Source	$ 20,003.66
Offset Note
Rule 457(b)
The Registrant previously paid $21,347.37 with the respect to all securities included herein based on a maximum aggregate offering price of $139,433,933.54 in connection with its filing of the Registration Statement on Form S-4 (File No.
333-283019
) (of which this exhibit is a part) on November 6, 2024 in connection with the Business Combination. In accordance with Rule 457(b) under the Securities Act, the Registrant is using $20,003.66 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.